Mineral properties, plant and equipment (Detail) - Mineral properties, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Exploration and Evaluation [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	$ 547,331	$ 5,200
Additions	1,029
Change to reclamation obligation
Transfers to inventory
Impairment charge (note 6)
Acquisition of Reservoir Minerals Inc.		504,501
Mineral property acquisition		37,630
Pre-commercial production costs capitalized, net of sales receipts
Disposals
Transfers
Mineral properties, plant and equipment, End	548,360	547,331
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning
Charge for the year
Impairment charge (note 6)
Disposals
Accumulated depreciation, End
Net book value	548,360	547,331
Construction-in-progress [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	308	64,906
Additions	8,002	13,548
Change to reclamation obligation
Transfers to inventory
Impairment charge (note 6)
Acquisition of Reservoir Minerals Inc.
Mineral property acquisition
Pre-commercial production costs capitalized, net of sales receipts		21,670
Disposals
Transfers
Mineral properties, plant and equipment, End	8,310	308
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning
Charge for the year
Impairment charge (note 6)
Disposals
Accumulated depreciation, End
Net book value	8,310	308
Mineral Properties [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	33,865	29,484
Additions	2,575	4,381
Change to reclamation obligation
Transfers to inventory
Impairment charge (note 6)
Acquisition of Reservoir Minerals Inc.
Mineral property acquisition
Pre-commercial production costs capitalized, net of sales receipts
Disposals
Transfers
Mineral properties, plant and equipment, End	36,440	33,865
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning	17,079	14,641
Charge for the year	3,063	2,438
Impairment charge (note 6)
Disposals
Accumulated depreciation, End	20,142	17,079
Net book value	16,298	16,786
Plant and Equipment [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	535,970	431,863
Additions	19,831	7,236
Change to reclamation obligation	(8,677)
Transfers to inventory	(5,296)	(2,317)
Impairment charge (note 6)	(28,414)
Acquisition of Reservoir Minerals Inc.		1,866
Mineral property acquisition
Pre-commercial production costs capitalized, net of sales receipts
Disposals		(2,494)
Transfers	(5,296)	(2,317)
Mineral properties, plant and equipment, End	513,414	535,970
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning	205,425	158,819
Charge for the year	57,099	48,329
Impairment charge (note 6)	(18,703)
Disposals		(1,723)
Accumulated depreciation, End	243,821	205,425
Net book value	269,593	330,545
Total [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	1,117,474	531,453
Additions	31,437	25,165
Change to reclamation obligation	(8,677)
Transfers to inventory	(5,296)	(2,317)
Impairment charge (note 6)	(28,414)
Acquisition of Reservoir Minerals Inc.		506,367
Mineral property acquisition		37,630
Pre-commercial production costs capitalized, net of sales receipts		21,670
Disposals		(2,494)
Transfers	(5,296)	(2,317)
Mineral properties, plant and equipment, End	1,106,524	1,117,474
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning	222,504	173,460
Charge for the year	60,162	50,767
Impairment charge (note 6)	(18,703)
Disposals		(1,723)
Accumulated depreciation, End	263,963	222,504
Net book value	$ 842,561	$ 894,970